Cover Cover	Oct. 27, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14195
Entity Tax Identification Number	65-0723837
Entity Address, Address Line One	222 Berkeley Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	375-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	AMERICAN TOWER CORP /MA/
Entity Central Index Key	0001053507
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC. | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMT
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | Zero Point Four Five Zero Percent Senior Notes, Due 2027
Entity Information [Line Items]
Title of 12(b) Security	0.450% Senior Notes due 2027
Trading Symbol	AMT 27C
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | Zero Point Five Zero Percent Senior Notes Due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.500% Senior Notes due 2028
Trading Symbol	AMT 28A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | One Point Zero Percent Senior Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2032
Trading Symbol	AMT 32
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | Zero Point Eight Seven Five Percent Senior Notes, Due
Entity Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes due 2029
Trading Symbol	AMT 29B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | One Point Two Five Zero Percent Senior Notes, Due 2033
Entity Information [Line Items]
Title of 12(b) Security	1.250% Senior Notes due 2033
Trading Symbol	AMT 33
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.400% Senior Notes Due 2027
Entity Information [Line Items]
Title of 12(b) Security	0.400% Senior Notes due 2027
Trading Symbol	AMT 27D
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.950% Senior Notes Due 2030
Entity Information [Line Items]
Title of 12(b) Security	0.950% Senior Notes due 2030
Trading Symbol	AMT 30C
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 4.125% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	4.125% Senior Notes due 2027
Trading Symbol	AMT 27F
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 4.625% Senior Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	4.625% Senior Notes due 2031
Trading Symbol	AMT 31B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.900% Senior Notes Due 2030
Entity Information [Line Items]
Title of 12(b) Security	3.900% Senior Notes due 2030
Trading Symbol	AMT 30D
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 4.100% Senior Notes due 2034
Entity Information [Line Items]
Title of 12(b) Security	4.100% Senior Notes due 2034
Trading Symbol	AMT 34A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.625% Senior Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes due 2032
Trading Symbol	AMT 32B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 4.000 Senior Notes due 2033
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes due 2033
Trading Symbol	AMT 33D
Security Exchange Name	NYSE